Supplemental cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes In Non Cash Working Capital
Accounts receivable	$ (44,353)	$ (174,613)
Inventories	241,496	299,980
Supplies and prepaid expenses	52,192	15,436
Accounts payable and accrued liabilities	(39,616)	(64,689)
Reclamation payments	(31,311)	(14,334)
Other	4,654	25,277
Other operating items	$ 183,062	$ 87,057